INVESTMENT IN ACQUISITION (Details Narrative) - Simply Whim [Member]	Sep. 20, 2022 USD ($) shares
Business Acquisition [Line Items]
Stock issued during period shares acquisitions | shares	666,666,668
Promissory note issued	$ 2,000,000
Business combination consideration transferred	$ 6,200,000